Other Non Financial Assets and Liabilities -Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Provision for loss	$ 0	$ 0
Enel Distribución Ceara
Disclosure Of Financial Assets [Line Items]
Assets	252,197,000	360,420
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Financial Assets [Line Items]
Assets	1,326,297	1,244,266
Contributions fund to Enel Distribución Goiás
Disclosure Of Financial Assets [Line Items]
Provision for loss	$ 14,479	$ 110,774